Business Segments [Text Block]	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Business Segments [Text Block]
30.	BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

See Note 31 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group’s business segments:

Retail Banking Business Group—Covers all retail businesses, including commercial banking, trust banking and securities businesses in Japan. This business group integrates the retail businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, this business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities businesses, as well as businesses outside of Japan, assisting mainly Japanese companies. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. This business group has strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Global Business Group—Covers the businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust assets and securities businesses (with the retail banking and trust assets businesses being conducted through MUFG Union Bank and Krungsri), through a global network of nearly 1,200 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs.

Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global network of MUFG Bank. This business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Global Markets Business Group—Covers asset and liability management and strategic investments of MUFG Bank and Mitsubishi UFJ Trust and Banking, and sales and trading of financial products of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings.

Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

The MUFG Group made modifications to refine the definition of the overseas Japanese corporate business, effective October 1, 2016, and made additional modifications for similar purposes, effective April 1, 2017. These modifications had the impact of increasing the operating profit of the Corporate Banking Business Group for the fiscal years ended March 31, 2016 and 2017 by ¥9.7 billion and ¥9.8 billion, respectively.

The MUFG Group also made modifications to the MUFG Group’s internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective April 1, 2017. These modifications had the following impact:

•	for the fiscal year ended March 31, 2016, increasing the operating profits of the Retail Banking Business Group and the Global Markets Business Group by ¥0.2 billion and ¥1.8 billion, respectively, and reducing the operating profits of the Corporate Banking Business Group and Other by ¥0.7 billion and ¥1.3 billion, respectively; and

•	for the fiscal year ended March 31, 2017, increasing the operating profits of the Retail Banking Business Group and the Global Markets Business Group by ¥0.4 billion and ¥0.6 billion, respectively, and reducing the operating profits of the Corporate Banking Business Group, the Global Business Group and Other by ¥0.5 billion, ¥0.3 billion and ¥0.2 billion, respectively.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2016, 2017 and 2018, respectively:

	Customer Business					Global Markets Business Group	Other	Total
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)
	(in billions)
Fiscal year ended March 31, 2016:
Net revenue:	¥1,258.7	¥1,078.2	¥1,272.8	¥172.2	¥3,603.8	¥637.9	¥4.5	¥4,246.2
BK and TB:	534.9	872.3	446.9	74.3	1,825.5	453.9	116.6	2,396.0
Net interest income	355.7	341.9	207.9	—	859.9	195.5	271.1	1,326.5
Net fees	171.8	405.9	187.1	74.3	809.3	(23.9)	(91.7)	693.7
Other	7.4	124.5	51.9	—	156.3	282.3	(62.8)	375.8
Other than BK and TB(2)	723.8	205.9	825.9	97.9	1,778.3	184.0	(112.1)	1,850.2
Operating expenses	971.9	582.9	814.8	102.0	2,329.2	208.6	157.4	2,695.2

Operating profit (loss)	¥286.8	¥495.3	¥458.0	¥70.2	¥1,274.6	¥429.3	¥(152.9)	¥1,551.0

Fiscal year ended March 31, 2017:
Net revenue:	¥1,198.1	¥1,029.0	¥1,303.2	¥173.1	¥3,526.3	¥582.9	¥2.7	¥4,111.9
BK and TB:	485.9	834.7	444.6	73.0	1,731.3	387.3	71.9	2,190.5
Net interest income	335.3	323.7	213.3	—	824.7	189.2	207.9	1,221.8
Net fees	144.4	420.0	185.1	73.0	793.1	(8.6)	(95.9)	688.6
Other	6.2	91.0	46.2	—	113.5	206.7	(40.1)	280.1
Other than BK and TB(2)	712.2	194.3	858.6	100.1	1,795.0	195.6	(69.2)	1,921.4
Operating expenses	972.4	576.5	821.0	112.2	2,335.9	213.2	167.0	2,716.1

Operating profit (loss)	¥225.7	¥452.5	¥482.2	¥60.9	¥1,190.4	¥369.7	¥(164.3)	¥1,395.8

Fiscal year ended March 31, 2018:
Net revenue:	¥1,226.9	¥1,003.2	¥1,279.6	¥186.7	¥3,514.8	¥477.2	¥(24.8)	¥3,967.2
BK and TB:	468.1	809.8	409.0	84.3	1,662.5	280.2	87.2	2,029.9
Net interest income	331.6	313.6	198.5	—	789.5	92.6	237.6	1,119.7
Net fees	130.9	408.2	169.2	84.3	766.1	(12.9)	(86.0)	667.2
Other	5.6	88.0	41.3	—	106.9	200.5	(64.4)	243.0
Other than BK and TB(2)	758.8	193.4	870.6	102.4	1,852.3	197.0	(112.0)	1,937.3
Operating expenses	960.8	580.7	857.3	116.9	2,363.8	222.7	156.6	2,743.1

Operating profit (loss)	¥266.1	¥422.5	¥422.3	¥69.8	¥1,151.0	¥254.5	¥(181.4)	¥1,224.1

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥178.1 billion, ¥142.4 billion, and ¥35.7 billion for the fiscal year ended March 31, 2016, ¥177.1 billion, ¥146.2 billion, and ¥30.9 billion for the fiscal year ended March 31, 2017, and ¥181.6 billion, ¥151.9 billion, and ¥29.7 billion for the fiscal year ended March 31, 2018, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.
(2)	Includes MUFG and its subsidiaries other than MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation

As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2016, 2017 and 2018 above to income before income tax expense shown in the accompanying consolidated statements of income is as follows:

	2016	2017	2018
	(in billions)
Operating profit:	¥1,551	¥1,396	¥1,224
Reversal of (provision for) credit losses	(232)	(254)	241
Trading account losses—net	(6)	(880)	(287)
Equity investment securities gains—net	105	181	215
Debt investment securities gains (losses)—net	(19)	48	71
Foreign exchange gains (losses)—net	129	(110)	7
Equity in earnings of equity method investees—net	177	198	228
Impairment of goodwill	(334)	(7)	—
Impairment of intangible assets	(118)	(6)	(22)
Reversal of (provision for) off-balance sheet credit instruments	—	(107)	96
Other—net	(90)	(186)	(111)

Income before income tax expense	¥1,163	¥273	¥1,662